Income Tax (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Federal
Current						$ 206,393
Deferred						(28,608)	(103)
State and Local
Current
Deferred
Change in valuation allowance					$ 103	28,608	103
Income tax provision	$ 91,136	$ 24,385	$ 572,510	$ 24,385		$ 206,393